UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8134

 NAME OF REGISTRANT:                     Eaton Vance Municipals Trust
                                         II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006


 Eaton Vance Municipals Trust II
--------------------------------------------------------------------------------------------------------------------------
 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Florida Insured Municipals Fund, a series of Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  1/31

 Date of reporting period: 07/01/2005 - 06/30/2006

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Hawaii Municipals Fund, a series of Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  1/31

 Date of reporting period: 07/01/2005 - 06/30/2006

 During the period, the Fund held no securities which required a proxy vote.


 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Kansas Municipals Fund, a series of Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  1/31

 Date of reporting period: 07/01/2005 - 06/30/2006

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance High Yield Municipals Fund, a series of Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  1/31

 Date of reporting period: 07/01/2005 - 06/30/2006


Eaton Vance High Yield Municipals Fund
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 DENVER COLO CITY & CNTY SPL                                                                 Agenda Number:  932413824
--------------------------------------------------------------------------------------------------------------------------
        Security:  249271EY9
    Meeting Type:  Consent
    Meeting Date:  19-Dec-2005
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2      THE PLAN                                                  Mgmt          No vote

3      THE RELEASE PROVISIONS                                    Mgmt          No vote


* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Municipals Trust II
By (Signature)       /s/ Cynthia J. Clemson
Name                 Cynthia J. Clemson
Title                President
Date                 08/29/2006